Short-term debt	12 Months Ended
Dec. 31, 2022
Short-term debt
Short-term debt

13.Short-term debt

At December 31, 2022 and December 31, 2021, short-term debt consisted of the following:

Short-term debt

in € THOUS

	2022	2021
Commercial paper program	495,424	715,153
Borrowings under lines of credit	169,511	463,091
Other	78	109
Short-term debt from unrelated parties	665,013	1,178,353
Short-term debt from related parties (see note 5 c)	4,000	77,500
Short-term debt	669,013	1,255,853

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,500,000 can be issued. At December 31, 2022 and 2021, the outstanding commercial paper amounted to €496,500 and €715,000, respectively.

Borrowings under lines of credit and further availabilities

Borrowings under lines of credit in the amount of €169,511 and €463,091 at December 31, 2022 and 2021, respectively, represented amounts borrowed by the Company and its subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2022 and 2021 were 6.23% and 0.22%, respectively.

Excluding amounts available under the Syndicated Credit Facility (see note 14 below), at December 31, 2022 and 2021, the Company had €1,107,050 and €477,483 available under other commercial bank agreements, excluding agreements on a subsidiary level, which are readily available for liability management purposes. In some instances, lines of credit are secured by assets of the Company’s subsidiary that is party to the agreement or may require the Company’s, or its subsidiaries’, guarantee.

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. In this cash pooling management system, amounts in euro and other currencies are offset without being transferred to a specific cash pool account. The system is used for an efficient utilization of funds within the Company. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2022 and 2021, cash and borrowings under lines of credit in the amount of €80,603 and €116,538, respectively, were offset under this cash pooling management system. Before this offset, cash and cash equivalents as of December 31, 2022 was €1,354,390 (December 31, 2021: €1,598,193) and short-term debt from unrelated parties was €745,616 (December 31, 2021: €1,294,891).

Other

At December 31, 2022 and 2021, the Company had €78 and €109 of other debt outstanding related to fixed payments outstanding for acquisitions.

Short-term debt from related parties

The Company and FMCH were parties to an unsecured loan agreement, as borrowers, with Fresenius SE, as lender, under which the Company and FMCH could request and receive one or more short-term advances up to an aggregate amount of €600,000. In June 2022, the Company replaced its unsecured loan agreement with a new uncommitted revolving facility under which the Company, as borrower, may request and receive one or more short-term advances up to an aggregate amount of €600,000 with Fresenius SE, as lender. The uncommitted revolving facility is unsecured, does not have a termination date and was effective beginning August 1, 2022. For further information on short-term debt from related parties, see note 5 c).